Accounts Receivable - net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable - net
Schedule of accounts receivable - net

	December 31,	December 31,
	2012	2011
Trade receivables (note 8)	$25,605,726	$20,779,992
Allowance for doubtful accounts	(2,935,659)	(3,927,914)
	22,670,067	16,852,078
Other receivables	770,068	982,329
Total accounts receivable	$23,440,135	$17,834,407

Schedule of maximum exposure to credit risk at the balance sheet date relating to trade receivables

	December 31,	December 31,
	2012	2011
Aging within one year, net of allowance for doubtful accounts	$22,065,143	$16,025,464

Aging greater than one year, net of allowance for doubtful accounts	604,924	826,614
Total trade receivables	$22,670,067	$16,852,078